FVIT P-1
                          SUPPLEMENT DATED JUNE 1, 2007
                      TO THE PROSPECTUS DATED MARCH 1, 2007
                                       OF
                         FRANKLIN VALUE INVESTORS TRUST
                    (FRANKLIN BALANCE SHEET INVESTMENT FUND,
                         FRANKLIN LARGE CAP VALUE FUND,
                          FRANKLIN MICROCAP VALUE FUND,
                          FRANKLIN MIDCAP VALUE FUND,
                         FRANKLIN SMALL CAP VALUE FUND)

The prospectus is amended as follows:

I. The following has been added to the Franklin Small Cap Value Fund portfolio manager line-up in the "Management" section on page 48:

 Y. DOGAN SAHIN CFA, Portfolio Manager of Advisory Services Mr. Sahin has been a manager of the Small Cap Value Fund since June 2007. He joined Franklin Templeton Investments in 2001.

II. The following has been added to the portfolio manager line-up in the "Management - Small Cap Value Fund" section on page 51:

 Y. Dogan Sahin. Mr. Sahin is a portfolio manager for the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

               Please keep this supplement for future reference







FVIT SA-1
                          SUPPLEMENT DATED JUNE 1, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2007
                                       OF
                         FRANKLIN VALUE INVESTORS TRUST
                    (FRANKLIN BALANCE SHEET INVESTMENT FUND,
                         FRANKLIN LARGE CAP VALUE FUND,
                         FRANKLIN MICROCAP VALUE FUND,
                          FRANKLIN MIDCAP VALUE FUND,
                         FRANKLIN SMALL CAP VALUE FUND)

The statement of
additional information is amended as follows:

I. Under the section, "Management and Other Services - Portfolio managers" on page 31, the table is amended with the following as of October 31, 2006:

 PORTFOLIO MANAGERS This section reflects information about the portfolio managers as of October 31, 2006. The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:


                   ASSETS                   NUMBER
        NUMBER     OF OTHER      NUMBER     OF OTHER
        OF OTHER   REGISTERED    OF OTHER   POOLED               ASSETS
        REGISTERED INVESTMENT    POOLED     INVESTMENT  NUMBER   OF OTHER
        INVESTMENT COMPANIES     INVESTMENT VEHICLES    OF OTHER ACCOUNTS
        COMPANIES  MANAGED       VEHICLES   MANAGED     ACCOUNTS MANAGED
NAME    MANAGED   (X $1 MILLION) MANAGED (X $1 MILLION) MANAGED  (X $1 MILLION)
-------------------------------------------------------------------------------
Y. Dogan    0         N/A          0           N/A         0         N/A
Sahin

II. Under the section, "Management and Other Services - Portfolio managers - Ownership of Fund shares" on page 32, the table is amended with the following as of October 31, 2006:
                                                                 DOLLAR
                                                                 RANGE OF
                                                                 FUND SHARES
                                                                 BENEFICIALLY
 PORTFOLIO MANAGER                                               OWNED
-------------------------------------------------------------------------------
 Y. Dogan Sahin ...............................................     None

               Please keep this supplement for future reference